Provision for decommissioning costs (Tables)	12 Months Ended
Dec. 31, 2024
Provision For Decommissioning Costs
Schedule of provision for decommissioning costs by producing area

	12.31.2024	12.31.2023
Onshore	493	447
Shallow waters	7,266	6,253
Deep and ultra-deep post-salt	12,071	10,873
Pre-salt	6,373	5,630
Total	26,203	23,203
Current	1,696	2,032
Non-current	24,507	21,171

Schedule of changes in the provision for decommissioning costs are presented

Non-current liabilities	2024	2023
Opening balance	23,203	18,600
Adjustment to provision	9,373	3,821
Transfers related to liabilities held for sale	(407)	(339)
Use of provisions	(1,464)	(1,227)
Interest accrued	970	837
Others	26	(8)
Translation adjustment	(5,498)	1,519
Closing balance	26,203	23,203

Schedule of due date estimates for the obligations

	2025	2026	2027	2028	2029	2030 onwards	12.31.2024
Provision for decommissioning costs	1,696	2,593	2,153	2,340	1,724	15,697	26,203

Schedule of sensitivities in this key assumption

Sensitivity to the discount rate (1)	Effects on provision for decommissioning costs	Effects on carrying amounts of assets	Effects on other income and expenses
Increase of 0.5 percentage points	(1,631)	(1,484)	(146)
Decrease of 0.5 percentage points	1,796	1,629	166
(1) It includes liabilities held for sale.